Disclosures About Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures About Fair Value of Financial Instruments [Abstract]
Assets and liabilities measured at fair value on a recurring basis

	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2012
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$122,698	—	122,698	—
Mortgage-backed securities	181,128	—	181,128	—
State and municipal securities	13,452	—	13,452	—

Total investment securities available-for-sale	317,278	—	317,278	—
Other assets	6,315	—	—	6,315

Total assets at fair value	$323,593	—	317,278	6,315

December 31, 2011
Investment securities available-for-sale:
U.S. Government sponsored enterprises	$114,926	—	114,926	—
Mortgage-backed securities	194,167	—	194,167	—
State and municipal securities	1,638	—	1,638	—

Total investment securities available-for-sale	310,731	—	310,731	—
Other assets	2,001	—	—	2,001

Total assets at fair value	$312,732	—	310,731	2,001

	Total Carrying Value in the Consolidated Balance Sheet	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2012
Other real estate owned	$15,307	—	—	15,307
Impaired loans, net (¹)	34,125	—	—	34,125

Total	$49,432	—	—	49,432

December 31, 2011
Other real estate owned	$19,117	—	—	19,117
Impaired loans, net (¹)	49,474	—	—	49,474

Total	$68,591	—	—	68,591

Changes in fair value due to observable factors

	For the Twelve Months Ended December 31,
	2012		2011
	Other Assets	Other Liabilities	Other Assets	Other Liabilities
Fair value, January 1	$2,001	—	1,554	—
Total realized gains included in income	242	—	61	—
Change in unrealized gains/losses included in other comprehensive income for assets and liabilities still held at December 31	—	—	—	—
Purchases, issuances and settlements, net	4,072	—	386	—
Transfers out of Level 3	—	—	—	—

Fair value, December 31	$6,315	—	2,001	—

Total realized gains included in income related to financial assets and liabilities still on the consolidated balance sheet at December 31	$—	—	—	—

Carrying value and estimated fair value of financial instruments

(in Thousands)	Carrying/ Notional Amount	Estimated Fair Value (¹)	Quoted Market Prices in an Active Market (Level 1)	Models with Significant Observable Market Parameters (Level 2)	Models with Significant Unobservable Market Parameters (Level 3)
December 31, 2012
Financial assets:
Securities held-to-maturity	$15,508	16,317	—	16,317	—
Loans, net	1,142,111	1,166,664	—	—	1,166,664
Mortgage loans held-for-sale	15,648	15,648	—	—	15,648
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,504,506	1,506,186	—	—	1,506,186
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—
December 31, 2011
Financial assets:
Securities held-to-maturity	$14,464	15,266	—	15,266	—
Loans, net	1,098,733	1,107,440	—	—	1,107,440
Mortgage loans held-for-sale	14,775	14,775	—	—	14,775
Financial liabilities:
Deposits and securities sold under agreements to repurchase	1,413,461	1,415,460	—	—	1,415,460
Off-balance sheet instruments:
Commitments to extend credit	—	—	—	—	—
Standby letters of credit	—	—	—	—	—

(¹)	Estimated fair values are consistent with an exit-price concept. The assumptions used to estimate the fair values are intended to approximate those that a market-participant would realize in a hypothetical orderly transaction.